Cover	Sep. 09, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 09, 2024
Entity Registrant Name	Public Storage
Entity Incorporation, State or Country Code	MD
Entity File Number	001-33519
Entity Tax Identification Number	93-2834996
Entity Address, Address Line One	701 Western Avenue
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91201-2349
City Area Code	818
Local Phone Number	244-8080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001393311
Amendment Flag	false
Common Shares, $0.10 par value
Document Information [Line Items]
Title of 12(b) Security	Common Shares, $0.10 par value
Trading Symbol	PSA
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 5.150% Cum Pref Share, Series F, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000 of a 5.150% Cum Pref Share, Series F, $0.01 par value
Trading Symbol	PSAPrF
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 5.050% Cum Pref Share, Series G, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000 of a 5.050% Cum Pref Share, Series G, $0.01 par value
Trading Symbol	PSAPrG
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 5.600% Cum Pref Share, Series H, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000 of a 5.600% Cum Pref Share, Series H, $0.01 par value
Trading Symbol	PSAPrH
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 4.875% Cum Pref Share, Series I, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000 of a 4.875% Cum Pref Share, Series I, $0.01 par value
Trading Symbol	PSAPrI
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 4.700% Cum Pref Share, Series J, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000 of a 4.700% Cum Pref Share, Series J, $0.01 par value
Trading Symbol	PSAPrJ
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 4.750% Cum Pref Share, Series K, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000 of a 4.750% Cum Pref Share, Series K, $0.01 par value
Trading Symbol	PSAPrK
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 4.625% Cum Pref Share, Series L, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000 of a 4.625% Cum Pref Share, Series L, $0.01 par value
Trading Symbol	PSAPrL
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 4.125% Cum Pref Share, Series M, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000 of a 4.125% Cum Pref Share, Series M, $0.01 par value
Trading Symbol	PSAPrM
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 3.875% Cum Pref Share, Series N, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000 of a 3.875% Cum Pref Share, Series N, $0.01 par value
Trading Symbol	PSAPrN
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 3.900% Cum Pref Share, Series O, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000 of a 3.900% Cum Pref Share, Series O, $0.01 par value
Trading Symbol	PSAPrO
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 4.000% Cum Pref Share, Series P, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000 of a 4.000% Cum Pref Share, Series P, $0.01 par value
Trading Symbol	PSAPrP
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 3.950% Cum Pref Share, Series Q, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000 of a 3.950% Cum Pref Share, Series Q, $0.01 par value
Trading Symbol	PSAPrQ
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 4.000% Cum Pref Share, Series R, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000 of a 4.000% Cum Pref Share, Series R, $0.01 par value
Trading Symbol	PSAPrR
Security Exchange Name	NYSE
Depositary Shares, Each Representing 1/1,000 of a 4.100% Cum Pref Share, Series S, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/1,000 of a 4.100% Cum Pref Share, Series S, $0.01 par value
Trading Symbol	PSAPrS
Security Exchange Name	NYSE
Guarantee of 0.875% Senior Notes due 2032 issued by Public Storage Operating Company
Document Information [Line Items]
Title of 12(b) Security	Guarantee of 0.875% Senior Notes due 2032 issued by Public Storage Operating Company
Trading Symbol	PSA/32
Security Exchange Name	NYSE
Guarantee of 0.500% Senior Notes due 2030 issued by Public Storage Operating Company
Document Information [Line Items]
Title of 12(b) Security	Guarantee of 0.500% Senior Notes due 2030 issued by Public Storage Operating Company
Trading Symbol	PSA/30
Security Exchange Name	NYSE